Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Disposals and Other Non-operating Items

	2017 £m	2016 £m	2015 £m
Revaluation of held for trading investments	5	(13)	8
Gain/(loss) on disposal of businesses and assets held for sale	6	(27)	(19)
Net gain/(loss) on disposals and other non-operating items	11	(40)	(11)